Operating Segment Analysis	6 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Operating Segment Analysis	Operating Segment AnalysisOperating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The CODM is considered to be the Group’s chief executive officer (“CEO”). The CEO reviews financial information presented on a Group level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Group has determined that it operates in a single operating and reportable segment.